Fair Value Measurement - Schedule of Financial Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets Measured at Fair Value [Line Items]
Cash and cash equivalents	$ 3,301	$ 813
Short term deposits	20,195	26,507
Restricted cash	430	413
Total financial assets	23,926	27,733
Level 1 [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Cash and cash equivalents	3,301	813
Short term deposits	20,195	26,507
Restricted cash	430	413
Total financial assets	23,926	27,733
Level 2 [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets
Level 3 [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets